Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (17,923,880)	$ (7,962,800)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation	8,283,981	7,465,095
Deferred tax expense (benefit)	2,314,907	(1,215,107)
Share-based compensation expense	2,444,246	4,852,985
Amortization of right-of-use asset	861,362
Gain on sale of fixed assets	(63,254)
Amortization of debt issuance costs	167,282
Decrease in value of warrants issued	(248,000)
Changes in operating assets and liabilities:
Accounts receivable	826,587	79,019
Inventory	3,316,964	(898,483)
Prepaid expenses and other current assets	1,052,551	936,628
Operating lease liabilities	(861,362)
Other assets	20,000
Accounts payable	(3,752,858)	4,960,025
Customer deposits	(12,399,738)	(687,791)
Accrued expenses	(853,519)	752,760
Other current liabilities	(1,680,172)	338,059
Net cash (used in) provided by operating activities	(18,494,903)	8,620,390
Cash Flows from Investing Activities:
Proceeds from sale of fixed assets	90,250
Purchase of property and equipment	(94,195)	(324,025)
Purchase of intangible assets		(25,214)
Website and software development costs	(5,704,021)	(7,250,921)
Net cash used in investing activities	(5,707,966)	(7,600,160)
Cash Flows from Financing Activities:
Principal paid on notes payable		(19,706)
Payment of debt issue costs	(166,594)
Proceeds from JGB loan - net	5,000,000
Payments of stock raising costs	(37,500)
Net cash provided by (used in) financing activities	4,795,906	(19,706)
Net change in cash	(19,406,963)	1,000,524
Cash, beginning of the year	23,203,230	22,202,706
Cash, end of the year	3,796,267	23,203,230
Supplemental non-cash disclosure
Right-of-use assets obtained in exchange for operating leases	1,936,457
Issuance of warrants related to JGB loan	799,000
Supplemental disclosure of cash flows information
Cash paid for interest	88,000	7,172
Cash paid for income taxes	$ 5,000	$ 7,209